Share Capital (Tables)	12 Months Ended
Jul. 31, 2019
Share Capital [Abstract]
Schedule of warrants outstanding
	Number
	outstanding	Book value
Classified as Equity
2018 Equity financing
Exercise price of $5.60 expiring January 30, 2020	10,512,208	$5,673
February 2018 financing warrants
Exercise price of $27.64 expiring February 16, 2020	4,413,498	1,331
June 2019 financing warrants
Exercise price of $15.79 expiring June 19, 2023	2,184,540	9,998
Broker / Consultant warrants
Exercise price of $20.85 expiring February 16, 2020	264,809	160
Exercise price of $11.84 expiring June 19, 2020	262,021	610
Exercise price of $0.75 expiring November 3, 2021	175,618	78
Exercise price of $0.75 expiring March 14, 2022	94,282	66
Exercise price of $15.79 expiring June 19, 2023	61	1
Inner Spirit warrants
Exercise price of $15.63 expiring July 21, 2020	71,235	129
Joint Venture Molson warrants
Exercise price of $6.00 expiring October 4, 2021	11,500,000	42,386
Classified as Liability	29,478,272	60,432
2017 secured convertible debenture warrants
Exercise price of USD$0.76 expiring November 14, 2019	107,136	493
	29,585,408	$60,925

Schedule of warrant activity
		July 31, 2019		July 31, 2018
	Number of	Weighted average	Number of	Weighted average
	warrants	exercise price	warrants	exercise price
Outstanding, beginning of period	26,425,504	$4.35	20,994,123	$1.31
Expired during the period	(531)	–	(62,728)	3.00
Acquired and reissued through acquisition[1]	7,196,164	23.10	–	–
Issued during the period	11,500,000	6.00	37,413,681	4.34
Exercised during the period	(15,535,729)	3.61	(31,919,572)	2.33
Outstanding, end of the period	29,585,408	$9.95	26,425,504	$4.35

[1] Warrants acquired on May 24, 2019, via the acquisition of Newstrike.

Schedule of stock option granted
		Options granted
		Executive and	Non-executive
Grant date	Exercise price	directors	employees	Vesting terms	Vesting period
September 8, 2017	$1.37	650,000	1,000	Terms A	10 years
November 6, 2017	$2.48	125,000	3,000	Terms A	10 years
December 4, 2017	$2.69	1,750,000	20,000	Terms B	10 years
January 29, 2018	$4.24	–	261,000	Terms A, C	10 years
March 12, 2018	$3.89	325,000	–	Terms A	10 years
April 16, 2018	$4.27	845,000	61,500	Terms A	10 years
June 8, 2018	$5.14	–	441,000	Terms A	10 years
July 11, 2018	$4.89	4,325,000	1,366,500	Terms A	10 years
September 17, 2018	$7.93	650,000	523,500	Terms A	10 years
November 22, 2018	$5.92	–	440,000	Terms A	10 years
December 17, 2018	$5.09	74,000	227,500	Terms A, D	10 years
February 19, 2019	$7.13	615,000	626,000	Terms A	10 years
February 21, 2019	$7.46	3,333,333	–	Terms E	10 years
March 20, 2019	$8.50	325,000	1,077,500	Terms A	10 years
April 17, 2019	$8.24	–	1,132,500	Terms A	10 years
July 18, 2019	$6.54	650,000	2,768,785	Terms A	10 years
July 26, 2019	$5.88	250,000	–	Terms A	10 years

Schedule of stock option activity
		July 31, 2019		July 31, 2018
	Options	Weighted average	Options	Weighted average
	issued	exercise price	issued	exercise price
Opening balance	14,388,066	$3.02	5,748,169	$0.68
Granted	12,693,118	7.27	10,174,000	4.16
Acquired and reissued through acquisition[1]	2,002,365	9.49	–	–
Forfeited	(1,226,763)	6.33	(626,830)	3.44
Exercised	(3,567,867)	1.20	(907,273)	0.65
Closing balance	24,288,919	$5.87	14,388,066	$3.02

[1] Stock options assumed on May 24, 2019, via the acquisition of Newstrike.

Schedule of stock options outstanding
		Weighted average		Weighted average
		remaining contractual		remaining contractual
Exercise price	Number outstanding	life (years)	Number exercisable	life (years)
$0.58	372,900	0.08	363,000	0.30
0.75	1,228,750	0.34	1,013,750	1.07
1.27	522,620	0.16	322,053	0.37
3.15	4,748	0.00	4,748	0.00
6.00	891,833	0.04	891,833	0.14
1.37	352,866	0.12	82,304	0.10
2.48	86,332	0.03	22,342	0.03
2.69	853,333	0.29	313,335	0.41
4.24	258,000	0.09	122,519	0.16
17.37	253,270	0.04	253,270	0.14
3.89	325,000	0.12	135,418	0.18
16.58	31,659	0.00	15,828	0.00
16.74	56,985	0.00	28,488	0.01
4.27	879,002	0.32	366,852	0.50
16.10	63,319	0.00	63,319	0.00
4.89	5,513,497	2.03	2,046,567	2.87
5.14	107,666	0.04	35,680	0.05
10.42	162,295	0.01	138,549	0.04
10.42	142,467	0.01	71,230	0.02
11.84	44,322	0.00	11,079	0.00
7.93	1,058,500	0.40	–	–
8.21	94,979	0.01	23,744	0.01
5.92	310,000	0.12	–	–
5.09	276,500	0.11	54,000	0.08
6.94	94,979	0.02	–	–
8.84	94,979	0.02	–	–
7.13	1,136,000	0.45	–	–
7.46	3,333,333	1.31	–	–
8.50	1,222,500	0.49	–	–
8.24	857,500	0.34	–	–
6.54	3,408,785	1.40	–	–
$5.88	250,000	0.10	–	–
	24,288,919	8.49	6,379,908	6.48

Schedule of fair value of stock options granted
	July 31, 2019	July 31, 2018
Exercise price	$0.75–$8.95	$1.37–$5.14
Stock price	$5.09–$8.50	$1.37–$5.14
Risk-free interest rate	1.54%–2.42%	2.06%-2.37%
Expected life of options (years)	5-7	7
Expected annualized volatility	64%–76%	65%